ACQUISITIONS - Income-Producing Properties (Details) $ in Thousands																									12 Months Ended
	Dec. 22, 2020 CAD ($)	Dec. 18, 2020 CAD ($)	Dec. 04, 2020 CAD ($)	Nov. 20, 2020 CAD ($)	Nov. 12, 2020 CAD ($)	Sep. 30, 2020 CAD ($)	Sep. 28, 2020 CAD ($) property	Sep. 01, 2020 CAD ($)	Jul. 08, 2020 CAD ($) property	Jul. 01, 2020 CAD ($)	Jun. 18, 2020 CAD ($) property	Jun. 08, 2020 CAD ($)	May 01, 2020 CAD ($)	Mar. 13, 2020 CAD ($)	Dec. 19, 2019 CAD ($)	Nov. 19, 2019 CAD ($)	Oct. 18, 2019 CAD ($)	Oct. 04, 2019 CAD ($)	Aug. 01, 2019 CAD ($)	Jul. 08, 2019 CAD ($)	Jul. 01, 2019 CAD ($)	May 23, 2019 CAD ($)	Apr. 09, 2019 CAD ($)	Mar. 01, 2019 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about business combination [line items]
Number of properties | property							4		5		3
Wilmer TX
Disclosure of detailed information about business combination [line items]
Investment properties																								$ 58,087
Transaction costs																								141
Total acquisition cost																								58,228
Lancaster,TX
Disclosure of detailed information about business combination [line items]
Investment properties																								106,120
Transaction costs																								168
Total acquisition cost																								$ 106,288
Mississauga, ON
Disclosure of detailed information about business combination [line items]
Investment properties							$ 19,450																$ 174,106
Transaction costs							444																146
Total acquisition cost							$ 19,894																$ 174,252
Columbus,OH
Disclosure of detailed information about business combination [line items]
Investment properties																						$ 71,607
Transaction costs																						289
Total acquisition cost																						$ 71,896
Bom, Netherlands
Disclosure of detailed information about business combination [line items]
Investment properties																				$ 25,704
Transaction costs																				1,640
Total acquisition cost																				$ 27,344
Horn Lake MS
Disclosure of detailed information about business combination [line items]
Investment properties																			$ 24,492
Transaction costs																			231
Total acquisition cost																			$ 24,723
GreenWood IN
Disclosure of detailed information about business combination [line items]
Investment properties																		$ 39,581
Transaction costs																		40
Total acquisition cost																		$ 39,621
Pooler GA
Disclosure of detailed information about business combination [line items]
Investment properties																	$ 62,657
Transaction costs																	614
Total acquisition cost																	$ 63,271								$ 105,373	$ 63,271
Dallas, TX
Disclosure of detailed information about business combination [line items]
Investment properties																$ 269,764
Transaction costs																247
Total acquisition cost																$ 270,011
Southaven, MS
Disclosure of detailed information about business combination [line items]
Investment properties															$ 63,717
Transaction costs															38
Total acquisition cost															63,755
Southaven, MS
Disclosure of detailed information about business combination [line items]
Investment properties															51,643
Transaction costs															33
Total acquisition cost															$ 51,676
HoustonTX
Disclosure of detailed information about business combination [line items]
Investment properties																					$ 33,361
Transaction costs																					510
Total acquisition cost																					$ 33,871
Total Property
Disclosure of detailed information about business combination [line items]
Investment properties																									1,030,447	980,839
Transaction costs																									15,212	4,097
Total acquisition cost																									$ 1,045,659	$ 984,936
Bleiswijk, Netherlands
Disclosure of detailed information about business combination [line items]
Investment properties														$ 35,632
Transaction costs														145
Total acquisition cost														$ 35,777
Weert, Netherlands
Disclosure of detailed information about business combination [line items]
Investment properties													$ 31,910
Transaction costs													253
Total acquisition cost													$ 32,163
Tilburg, Netherlands
Disclosure of detailed information about business combination [line items]
Investment properties										$ 71,716
Transaction costs										710
Total acquisition cost										72,426
Ede, Netherlands
Disclosure of detailed information about business combination [line items]
Investment properties										21,403
Transaction costs										178
Total acquisition cost										$ 21,581
Brampton, ON
Disclosure of detailed information about business combination [line items]
Investment properties								$ 22,173
Transaction costs								593
Total acquisition cost								$ 22,766
Ajax, ON
Disclosure of detailed information about business combination [line items]
Investment properties						$ 15,350
Transaction costs						407
Total acquisition cost						$ 15,757
Memphis, TN, and Southaven, MS
Disclosure of detailed information about business combination [line items]
Investment properties											$ 111,590
Transaction costs											497
Total acquisition cost											112,087
Groveport, OH, Hamilton, OH, West Chester, OH, and Indianapolis, IN
Disclosure of detailed information about business combination [line items]
Investment properties											177,647
Transaction costs											801
Total acquisition cost											$ 178,448
Obetz, OH
Disclosure of detailed information about business combination [line items]
Investment properties									$ 45,092
Number of properties | property									5
Transaction costs									$ 256
Total acquisition cost									$ 45,348
Fort Worth, TX
Disclosure of detailed information about business combination [line items]
Investment properties												$ 8,932
Transaction costs												332
Total acquisition cost												$ 9,264
Palmetto, GA
Disclosure of detailed information about business combination [line items]
Investment properties					$ 105,184
Transaction costs					189
Total acquisition cost					$ 105,373
Voorschoten, Netherlands
Disclosure of detailed information about business combination [line items]
Investment properties				$ 24,577
Transaction costs				1,708
Total acquisition cost				$ 26,285
Hengelo, Netherlands
Disclosure of detailed information about business combination [line items]
Investment properties			$ 46,226
Transaction costs			2,882
Total acquisition cost			$ 49,108
Nijmegen, Netherlands
Disclosure of detailed information about business combination [line items]
Investment properties		$ 39,067
Transaction costs		2,531
Total acquisition cost		$ 41,598
Hanover Township, PA
Disclosure of detailed information about business combination [line items]
Investment properties	$ 174,722
Transaction costs	2,212
Total acquisition cost	176,934
Nanticoke, PA
Disclosure of detailed information about business combination [line items]
Investment properties	79,776
Transaction costs	1,074
Total acquisition cost	$ 80,850